Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expenses under operating leases	$ 683,000	$ 592,000	$ 548,000